Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.3%
AZ-COM MARUWA Holdings Inc.	6,000	$44,196
Hamakyorex Co. Ltd.	6,000	53,462
Konoike Transport Co. Ltd.	3,000	59,121
Mitsui-Soko Holdings Co. Ltd.	6,600	174,137
Nippon Express Holdings Inc.	25,500	473,105
Sankyu Inc.	5,100	245,306
SBS Holdings Inc.	1,500	28,199
Senko Group Holdings Co. Ltd.	15,000	186,254
Yamato Holdings Co. Ltd.	28,500	395,631
		1,659,411
Automobile Components — 3.2%
Aisan Industry Co. Ltd.	3,000	38,458
Eagle Industry Co. Ltd.	1,500	19,946
Exedy Corp.	3,000	89,438
FCC Co. Ltd.	3,000	58,556
JTEKT Corp.	24,000	188,617
Koito Manufacturing Co. Ltd.	21,000	265,770
KYB Corp.	4,500	97,502
Musashi Seimitsu Industry Co. Ltd.	4,500	88,459
NHK Spring Co. Ltd.	21,000	232,420
Nifco Inc./Japan	9,000	215,757
Niterra Co. Ltd.	16,500	530,179
NOK Corp.	9,000	132,291
Pacific Industrial Co. Ltd.	4,500	40,849
Piolax Inc.	1,900	26,101
Seiren Co. Ltd.	6,000	103,240
Shoei Co. Ltd.	6,000	67,109
Stanley Electric Co. Ltd.	13,500	259,682
Sumitomo Riko Co. Ltd.	4,500	53,782
Sumitomo Rubber Industries Ltd.	21,000	261,118
Tokai Rika Co. Ltd.	6,000	91,402
Topre Corp.	4,500	55,739
Toyo Tire Corp.	13,500	280,186
Toyoda Gosei Co. Ltd.	6,000	116,207
Toyota Boshoku Corp.	9,000	128,305
TS Tech Co. Ltd.	9,000	100,518
Yokohama Rubber Co. Ltd. (The)	15,000	377,079
		3,918,710
Automobiles — 0.6%
Mazda Motor Corp.	69,000	432,818
Mitsubishi Motors Corp.	75,000	225,122
Nissan Shatai Co. Ltd.	7,500	57,523
		715,463
Banks — 6.1%
77 Bank Ltd. (The)	7,500	253,227
Aichi Financial Group Inc., NVS	4,500	80,578
Aozora Bank Ltd.	12,000	174,770
Awa Bank Ltd. (The)	3,000	58,667
Bank of Nagoya Ltd. (The)	1,500	83,762
Chugin Financial Group Inc., NVS	16,500	199,407
Daishi Hokuetsu Financial Group Inc.	7,500	172,448
Fukuoka Financial Group Inc.	19,500	534,664
Gunma Bank Ltd. (The)	34,500	285,678
Hachijuni Bank Ltd. (The)	40,500	330,045
Hirogin Holdings Inc.	28,500	246,492
Hokkoku Financial Holdings Inc.	1,500	51,487
Hokuhoku Financial Group Inc.	12,000	231,292
Hyakugo Bank Ltd. (The)	22,500	110,230
Iyogin Holdings Inc., NVS	27,000	294,117
Juroku Financial Group Inc.	3,000	102,357
Security	Shares	Value
Banks (continued)
Keiyo Bank Ltd. (The)	10,500	$70,172
Kiyo Bank Ltd. (The)	6,000	107,800
Kyoto Financial Group Inc.	25,500	424,969
Kyushu Financial Group Inc.	37,500	190,244
Mebuki Financial Group Inc.	102,000	502,557
Musashino Bank Ltd. (The)	3,000	67,783
Nanto Bank Ltd. (The)	3,000	85,055
Nishi-Nippon Financial Holdings Inc.	13,500	201,135
North Pacific Bank Ltd.	28,500	112,665
Ogaki Kyoritsu Bank Ltd. (The)	4,500	78,213
Rakuten Bank Ltd., NVS(a)	10,500	549,043
San-In Godo Bank Ltd. (The)	16,500	143,862
SBI Sumishin Net Bank Ltd., NVS	6,000	194,378
Senshu Ikeda Holdings Inc.	27,000	101,683
Seven Bank Ltd.	67,500	129,849
Shiga Bank Ltd. (The)	4,500	192,016
Shizuoka Financial Group Inc., NVS	49,500	580,042
Suruga Bank Ltd.	15,000	138,417
Toho Bank Ltd. (The)	21,000	49,471
Tokyo Kiraboshi Financial Group Inc.	3,000	117,108
TOMONY Holdings Inc.	18,000	67,159
Yamaguchi Financial Group Inc.	19,500	207,043
		7,519,885
Beverages — 0.8%
Coca-Cola Bottlers Japan Holdings Inc.	15,000	247,648
Ito En Ltd.	6,000	131,619
Lifedrink Co. Inc.	4,500	63,171
Sapporo Holdings Ltd.	7,500	382,191
Takara Holdings Inc.	16,500	146,176
		970,805
Biotechnology — 0.4%
GNI Group Ltd.(a)(b)	6,097	181,163
PeptiDream Inc.(a)	10,500	127,561
SanBio Co. Ltd.(a)	4,500	93,762
Takara Bio Inc.	6,000	32,886
		435,372
Broadline Retail — 2.2%
ASKUL Corp.	4,500	48,310
Belluna Co. Ltd.	4,500	27,564
Isetan Mitsukoshi Holdings Ltd.	36,000	544,267
Izumi Co. Ltd.	4,500	102,311
J Front Retailing Co. Ltd.	27,000	378,138
Mercari Inc.(a)	13,500	223,121
Ryohin Keikaku Co. Ltd.	28,500	1,087,835
Seria Co. Ltd.	4,500	82,453
Takashimaya Co. Ltd.	31,500	251,073
		2,745,072
Building Products — 1.9%
Bunka Shutter Co. Ltd.	6,000	89,114
Central Glass Co. Ltd.	3,000	60,490
Lixil Corp.	33,000	371,438
Nichias Corp.	6,000	207,269
Nichiha Corp.	3,000	63,652
Nitto Boseki Co. Ltd.	3,000	107,685
Noritz Corp.	3,000	39,452
Sanwa Holdings Corp.	21,000	722,973
Shin Nippon Air Technologies Co. Ltd.	3,000	46,467
Sinko Industries Ltd.	6,000	50,417
Takara Standard Co. Ltd.	4,500	71,995
Takasago Thermal Engineering Co. Ltd.	4,500	206,792

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
TOTO Ltd.	15,000	$383,653
		2,421,397
Capital Markets — 0.6%
GMO Financial Holdings Inc.	4,500	25,197
Integral Corp.(b)	1,500	27,974
JAFCO Group Co. Ltd.	6,000	101,225
M&A Capital Partners Co. Ltd.	1,500	28,456
M&A Research Institute Holdings Inc., NVS(a)(b)	3,000	29,621
Matsui Securities Co. Ltd.	12,000	58,302
Monex Group Inc.	19,500	98,868
Nihon M&A Center Holdings Inc.	33,000	162,126
Okasan Securities Group Inc.	15,000	72,460
Tokai Tokyo Financial Holdings Inc.	24,000	79,709
		683,938
Chemicals — 6.6%
ADEKA Corp.	9,000	165,982
Aica Kogyo Co. Ltd.	6,000	151,345
Air Water Inc.	21,000	293,067
Artience Co. Ltd.	4,500	92,818
Asahi Yukizai Corp.	1,500	40,558
C Uyemura & Co. Ltd.	1,500	95,417
Chugoku Marine Paints Ltd.	4,500	69,219
Daicel Corp.	25,500	217,438
Denka Co. Ltd.	9,000	128,113
DIC Corp.	9,000	185,411
Fujimi Inc.	6,300	81,999
Fuso Chemical Co. Ltd.	1,500	39,849
JCU Corp.	3,000	66,409
Kaneka Corp.	4,500	122,232
Kansai Paint Co. Ltd.	16,500	234,620
KeePer Technical Laboratory Co. Ltd.(b)	1,500	41,730
KH Neochem Co. Ltd.	3,000	51,290
Konishi Co. Ltd.	6,000	46,005
Kumiai Chemical Industry Co. Ltd.	7,549	42,321
Kuraray Co. Ltd.	33,000	417,826
Kureha Corp.	3,000	69,874
Lintec Corp.	4,500	89,170
Mitsubishi Gas Chemical Co. Inc.	16,500	253,375
Mitsui Chemicals Inc.	21,000	477,049
Nihon Parkerizing Co. Ltd.	10,500	90,150
Nippon Kayaku Co. Ltd.	15,000	135,556
Nippon Shokubai Co. Ltd.	12,000	138,223
Nippon Soda Co. Ltd.	4,500	92,313
Nissan Chemical Corp.	13,500	405,845
NOF Corp.	22,500	397,950
Okamoto Industries Inc.	1,500	53,478
Osaka Soda Co. Ltd.	9,000	100,378
PILLAR Corp./Japan	1,500	38,927
Resonac Holdings Corp.	19,500	427,375
Sakata INX Corp.	4,500	59,880
Sanyo Chemical Industries Ltd.	1,500	38,388
Shikoku Kasei Holdings Corp.	3,000	40,199
Shin-Etsu Polymer Co. Ltd.	4,500	52,380
Sumitomo Bakelite Co. Ltd.	9,000	244,540
Sumitomo Chemical Co. Ltd.	169,500	406,452
T Hasegawa Co. Ltd.	3,000	60,586
Taiyo Holdings Co. Ltd.	4,500	184,699
Takasago International Corp.	1,500	68,566
Teijin Ltd.	19,500	156,562
Toagosei Co. Ltd.	9,000	87,319
Tokai Carbon Co. Ltd.	22,500	161,198
Security	Shares	Value
Chemicals (continued)
Tokuyama Corp.	7,500	$146,096
Tokyo Ohka Kogyo Co. Ltd.	10,500	270,683
Tosoh Corp.	31,500	466,185
Toyobo Co. Ltd.	9,000	56,150
UBE Corp.	10,500	164,481
Zacros Corp.	1,500	39,246
Zeon Corp.	15,000	150,876
		8,207,798
Commercial Services & Supplies — 1.3%
Daiei Kankyo Co. Ltd.	4,500	94,681
Daiseki Co. Ltd.	4,512	110,280
Duskin Co. Ltd.	4,500	117,082
Itoki Corp.	4,500	63,401
Japan Elevator Service Holdings Co. Ltd.	7,500	186,953
Kokuyo Co. Ltd.	9,000	190,376
Matsuda Sangyo Co. Ltd.	1,560	35,875
Mitsubishi Pencil Co. Ltd.	3,000	43,862
Nippon Kanzai Holdings Co. Ltd.	1,500	28,385
Okamura Corp.	6,000	91,472
Park24 Co. Ltd.	15,000	208,487
Pilot Corp.	3,000	83,065
Prestige International Inc.	10,500	46,400
Sohgo Security Services Co. Ltd.	40,500	281,877
TRE Holdings Corp.	4,500	41,791
		1,623,987
Construction & Engineering — 3.8%
Chiyoda Corp.(a)(b)	18,000	41,062
Chudenko Corp.	3,000	69,368
COMSYS Holdings Corp.	12,000	275,139
Dai-Dan Co. Ltd.	3,000	86,656
EXEO Group Inc.	21,000	267,647
Hazama Ando Corp.	16,500	165,809
Infroneer Holdings Inc.	21,040	171,585
JGC Holdings Corp.	25,500	214,160
Kandenko Co. Ltd.	12,000	247,022
Kinden Corp.	13,500	365,135
Kumagai Gumi Co. Ltd.	3,000	85,945
Kyudenko Corp.	4,500	165,352
Mirait One Corp.	9,000	158,855
Nippon Densetsu Kogyo Co. Ltd.	4,500	74,929
Nippon Road Co. Ltd. (The)	1,800	31,332
Nishimatsu Construction Co. Ltd.	3,000	100,602
Okumura Corp.	3,000	88,765
Penta-Ocean Construction Co. Ltd.	30,000	181,564
Raito Kogyo Co. Ltd.	4,500	89,921
Raiznext Corp.	3,000	35,314
Sanki Engineering Co. Ltd.	4,500	118,321
Shimizu Corp.	57,000	626,678
Shinnihon Corp.	3,000	33,767
SHO-BOND Holdings Co. Ltd.	4,500	152,710
Sumitomo Densetsu Co. Ltd.	1,500	66,912
Taihei Dengyo Kaisha Ltd.	1,500	52,884
Taikisha Ltd.	6,000	101,267
Takamatsu Construction Group Co. Ltd.	1,500	29,226
Toa Corp./Tokyo	6,000	62,136
Toda Corp.	24,000	148,720
Toenec Corp.	6,000	49,178
Tokyu Construction Co. Ltd.	9,540	60,381
Totetsu Kogyo Co. Ltd.	3,000	72,516
Toyo Construction Co. Ltd.	6,000	59,823
West Holdings Corp.	3,080	33,735

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Yokogawa Bridge Holdings Corp.	3,000	$53,032
Yurtec Corp.	4,500	61,169
		4,698,617
Construction Materials — 0.5%
Krosaki Harima Corp.	1,500	30,221
Maeda Kosen Co. Ltd.	4,500	66,279
Mitani Sekisan Co. Ltd.	1,500	75,380
Shinagawa Refractories Co. Ltd.	3,000	34,940
Sumitomo Osaka Cement Co. Ltd.	3,000	79,726
Taiheiyo Cement Corp.	12,000	306,967
		593,513
Consumer Finance — 1.0%
Acom Co. Ltd.	43,500	124,634
AEON Financial Service Co. Ltd.	12,000	109,089
Aiful Corp.	36,000	99,375
Credit Saison Co. Ltd.	15,000	408,158
Jaccs Co. Ltd.	3,000	84,061
Marui Group Co. Ltd.	18,000	368,152
Orient Corp.	9,000	52,221
		1,245,690
Consumer Staples Distribution & Retail — 2.3%
Aeon Hokkaido Corp.	4,500	27,572
Ain Holdings Inc.	3,000	117,161
Arcs Co. Ltd.	4,500	89,381
Axial Retailing Inc.	7,500	59,422
Belc Co. Ltd.	1,500	73,506
Cosmos Pharmaceutical Corp.	4,500	276,182
Create SD Holdings Co. Ltd.	3,000	65,830
Daikokutenbussan Co. Ltd.	500	26,438
Fuji Co. Ltd./Ehime	3,000	42,287
Genky DrugStores Co. Ltd.	1,500	37,402
H2O Retailing Corp.	10,535	143,972
Halows Co. Ltd.	1,500	49,017
Heiwado Co. Ltd.	3,000	57,197
Kato Sangyo Co. Ltd.	3,000	110,114
Kusuri no Aoki Holdings Co. Ltd.	5,700	139,578
Life Corp.	4,400	61,848
Maxvalu Tokai Co. Ltd.	1,500	32,793
Mitsubishi Shokuhin Co. Ltd.	1,500	65,729
San-A Co. Ltd.(b)	4,500	92,648
Sugi Holdings Co. Ltd.	12,000	263,632
Sundrug Co. Ltd.	7,500	233,550
Trial Holdings Inc.(b)	4,500	67,683
Tsuruha Holdings Inc.	4,500	353,169
United Super Markets Holdings Inc.	10,500	66,048
Valor Holdings Co. Ltd.	4,500	76,210
Welcia Holdings Co. Ltd.	10,500	186,048
Yaoko Co. Ltd.	1,500	97,714
		2,912,131
Containers & Packaging — 0.4%
FP Corp.	4,500	91,607
Fuji Seal International Inc.	4,500	80,205
Rengo Co. Ltd.	21,000	108,263
Toyo Seikan Group Holdings Ltd.	13,500	264,758
		544,833
Distributors — 0.2%
Arata Corp.	3,000	63,012
Central Automotive Products Ltd.	4,500	55,212
Doshisha Co. Ltd.	3,000	47,769
Happinet Corp.	1,500	53,930
Security	Shares	Value
Distributors (continued)
PALTAC Corp.	3,000	$86,934
		306,857
Diversified REITs — 2.6%
Activia Properties Inc.	225	179,667
Daiwa House REIT Investment Corp.	255	424,464
Hankyu Hanshin REIT Inc.	75	77,090
Heiwa Real Estate REIT Inc.	120	106,355
Hulic REIT Inc.	150	157,580
KDX Realty Investment Corp.	465	489,891
Mirai Corp.	210	62,408
Mori Trust REIT Inc.	300	138,123
Nippon REIT Investment Corp.	195	117,297
Nomura Real Estate Master Fund Inc.	450	451,862
NTT UD REIT Investment Corp.	165	150,422
Sekisui House REIT Inc.	495	265,125
Star Asia Investment Corp.	285	111,367
Takara Leben Real Estate Investment Corp.	105	63,425
Tokyu REIT Inc.	90	115,569
United Urban Investment Corp.	330	346,333
		3,256,978
Diversified Telecommunication Services — 0.3%
Internet Initiative Japan Inc.	12,000	231,357
U-Next Holdings Co. Ltd.	7,500	112,766
		344,123
Electric Utilities — 1.4%
Chugoku Electric Power Co. Inc. (The)	36,000	176,719
Hokkaido Electric Power Co. Inc.	19,500	95,746
Hokuriku Electric Power Co.	19,500	94,561
Kyushu Electric Power Co. Inc.	48,000	412,243
Shikoku Electric Power Co. Inc.	19,500	158,005
Tohoku Electric Power Co. Inc.	54,000	375,236
Tokyo Electric Power Co. Holdings Inc.(a)	174,000	477,451
		1,789,961
Electrical Equipment — 1.2%
Daihen Corp.	1,500	63,082
Furukawa Electric Co. Ltd.	7,500	356,215
GS Yuasa Corp.	9,000	163,969
Idec Corp./Japan	3,000	47,908
Mabuchi Motor Co. Ltd.	10,500	157,675
Mirai Industry Co. Ltd.	1,500	36,090
Nitto Kogyo Corp.	3,000	62,843
Sanyo Denki Co. Ltd.	1,500	105,564
Sinfonia Technology Co. Ltd.	3,000	161,913
SWCC Corp.	3,000	144,792
Toyo Tanso Co. Ltd.	1,500	44,004
Ushio Inc.	9,000	111,263
		1,455,318
Electronic Equipment, Instruments & Components — 4.6%
Ai Holdings Corp.	4,500	71,800
Alps Alpine Co. Ltd.	21,000	201,095
Amano Corp.	6,000	176,876
Anritsu Corp.	15,000	170,435
Azbil Corp.	51,000	448,025
Canon Electronics Inc.	1,500	28,648
Canon Marketing Japan Inc.	6,000	222,640
Citizen Watch Co. Ltd.	22,500	134,725
Daiwabo Holdings Co. Ltd.	9,000	151,620
Dexerials Corp.	19,500	283,608
Furuya Metal Co. Ltd.	1,500	28,547
Hakuto Co. Ltd.	1,500	40,466
Hamamatsu Photonics KK	33,000	354,074

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Hioki EE Corp	1,500	$59,385
Hirose Electric Co. Ltd.	3,000	351,631
Horiba Ltd.	4,500	320,187
Hosiden Corp.	4,500	67,767
Ibiden Co. Ltd.	13,500	548,470
Japan Aviation Electronics Industry Ltd.	4,500	77,935
Jeol Ltd.	4,500	125,052
Kaga Electronics Co. Ltd.	4,500	82,857
Macnica Holdings Inc.	15,000	198,274
Maruwa Co. Ltd./Aichi	1,100	266,443
Maxell Ltd.	4,500	56,109
Meiko Electronics Co. Ltd.	2,200	87,559
Nichicon Corp.	4,500	36,937
Nippon Electric Glass Co. Ltd.	7,500	179,361
Nissha Co. Ltd.	4,500	40,295
Nohmi Bosai Ltd.	3,000	76,642
Oki Electric Industry Co. Ltd.	9,000	85,881
Restar Corp.	3,000	51,488
Rigaku Holdings Corp.	12,000	60,430
Riken Keiki Co. Ltd.	3,000	60,014
Ryoyo Ryosan Holdings Inc.	3,076	53,731
Taiyo Yuden Co. Ltd.	13,500	225,323
Tokyo Electron Device Ltd.	1,500	29,187
Topcon Corp.	12,000	269,853
		5,723,370
Energy Equipment & Services — 0.2%
Modec Inc.	6,000	209,497
Entertainment — 1.3%
Anycolor Inc.	3,000	81,744
Cover Corp.(a)(b)	4,500	64,371
Daiichikosho Co. Ltd.	7,500	81,403
DeNA Co. Ltd.(b)	7,500	144,635
Gree Inc.	7,500	27,219
GungHo Online Entertainment Inc.	4,500	86,154
Koei Tecmo Holdings Co. Ltd.	9,000	148,894
Mixi Inc.	3,000	69,384
Shochiku Co. Ltd.(b)	1,500	138,932
Square Enix Holdings Co. Ltd.	9,000	565,349
Toei Animation Co. Ltd.	6,600	143,012
Toei Co. Ltd.	3,000	100,536
		1,651,633
Financial Services — 1.1%
eGuarantee Inc.	4,500	49,386
Financial Products Group Co. Ltd.	6,000	96,391
Fuyo General Lease Co. Ltd.	6,000	165,773
GMO Payment Gateway Inc.	4,500	275,060
Japan Securities Finance Co. Ltd.	9,000	107,279
Mizuho Leasing Co. Ltd.	16,500	122,586
Ricoh Leasing Co. Ltd.	1,500	54,027
Tokyo Century Corp.	16,500	174,537
Zenkoku Hosho Co. Ltd.	12,000	265,696
		1,310,735
Food Products — 3.6%
Ariake Japan Co. Ltd.	1,500	67,335
Calbee Inc.	9,000	177,507
DyDo Group Holdings Inc.	1,500	27,892
Ezaki Glico Co. Ltd.	6,000	192,778
Fuji Oil Co. Ltd.	4,500	92,170
House Foods Group Inc.	6,000	114,125
Itoham Yonekyu Holdings Inc.	3,040	105,798
Security	Shares	Value
Food Products (continued)
Kagome Co. Ltd.	9,000	$185,571
Kameda Seika Co. Ltd.	1,500	39,456
Kewpie Corp.	10,500	247,615
Kotobuki Spirits Co. Ltd.	12,000	193,559
Maruha Nichiro Corp.	4,500	97,218
Megmilk Snow Brand Co. Ltd.	4,500	87,954
Mitsui DM Sugar Co. Ltd.	1,500	32,544
Morinaga & Co. Ltd./Japan	7,500	124,150
Morinaga Milk Industry Co. Ltd.	7,500	172,248
NH Foods Ltd.	10,500	369,193
Nichirei Corp.	24,000	309,368
Nippn Corp., New	6,000	90,799
Nisshin Oillio Group Ltd. (The)	3,000	100,488
Nisshin Seifun Group Inc.	24,000	289,412
Nissui Corp.	31,500	184,559
Prima Meat Packers Ltd.	3,000	47,302
Riken Vitamin Co. Ltd.	1,500	26,461
S Foods Inc.	1,500	27,137
Sakata Seed Corp.	3,000	71,763
Showa Sangyo Co. Ltd.	1,500	30,131
Toyo Suisan Kaisha Ltd.	10,500	696,619
Yamazaki Baking Co. Ltd.	13,500	303,623
		4,504,775
Gas Utilities — 0.4%
K&O Energy Group Inc.	1,500	30,459
Nippon Gas Co. Ltd.	12,000	214,648
Shizuoka Gas Co. Ltd.	4,500	34,193
Toho Gas Co. Ltd.	7,500	209,632
		488,932
Ground Transportation — 3.5%
Fukuyama Transporting Co. Ltd.	1,500	33,932
Keikyu Corp.	24,000	246,646
Keio Corp.	12,000	291,249
Keisei Electric Railway Co. Ltd.	43,500	415,917
Kintetsu Group Holdings Co. Ltd.	21,000	413,051
Kyushu Railway Co.	16,500	442,983
Maruzen Showa Unyu Co. Ltd.	1,500	65,948
Nagoya Railroad Co. Ltd.	21,000	237,223
Nankai Electric Railway Co. Ltd.	12,000	181,397
Nikkon Holdings Co. Ltd.	10,500	233,385
Nishi-Nippon Railroad Co. Ltd.	6,000	91,044
Odakyu Electric Railway Co. Ltd.	36,000	400,224
Sakai Moving Service Co. Ltd.	3,000	52,387
Seibu Holdings Inc.	24,000	634,414
Seino Holdings Co. Ltd.	10,500	157,791
Sotetsu Holdings Inc.	9,000	134,285
Tobu Railway Co. Ltd.	21,000	371,646
		4,403,522
Health Care Equipment & Supplies — 1.1%
Asahi Intecc Co. Ltd.	24,000	372,164
Eiken Chemical Co. Ltd.	3,000	42,407
Fukuda Denshi Co. Ltd.	1,500	68,622
Hogy Medical Co. Ltd.	3,000	79,868
Japan Lifeline Co. Ltd.	6,000	60,329
Mani Inc.	9,000	75,094
Menicon Co. Ltd.	7,500	56,432
Nakanishi Inc.	7,500	100,541
Nihon Kohden Corp.	18,000	214,216
Nipro Corp.	16,500	145,193
Paramount Bed Holdings Co. Ltd.	4,500	77,652

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
PHC Holdings Corp.	3,000	$19,305
		1,311,823
Health Care Providers & Services — 1.2%
Alfresa Holdings Corp.	19,500	262,550
As One Corp.	6,000	92,665
BML Inc.	3,000	62,399
H.U. Group Holdings Inc.	6,000	128,819
Medipal Holdings Corp.	21,000	328,421
Ship Healthcare Holdings Inc.	9,000	116,278
Suzuken Co. Ltd.	7,500	276,312
Toho Holdings Co. Ltd.	6,000	189,582
Tokai Corp./Gifu	1,500	22,856
		1,479,882
Health Care Technology — 0.1%
JMDC Inc.	3,000	67,749
Medley Inc.(a)	3,000	62,749
		130,498
Hotel & Resort REITs — 0.6%
Hoshino Resorts REIT Inc.	68	111,969
Invincible Investment Corp.	870	370,210
Japan Hotel REIT Investment Corp.	570	295,389
		777,568
Hotels, Restaurants & Leisure — 3.5%
Atom Corp.(a)(b)	13,500	60,914
Colowide Co. Ltd.(b)	10,500	132,165
Create Restaurants Holdings Inc.	13,500	131,098
Doutor Nichires Holdings Co. Ltd.	3,000	54,914
Food & Life Companies Ltd.	12,000	513,470
Fuji Kyuko Co. Ltd.	3,000	44,282
Fujita Kanko Inc.	1,500	99,290
GENDA Inc.(a)(b)	10,500	68,511
Heiwa Corp.	6,016	87,504
Hiday Hidaka Corp.	3,084	68,574
HIS Co. Ltd.	6,000	67,191
Ichibanya Co. Ltd.	7,500	47,308
Imperial Hotel Ltd.	4,500	29,556
KOMEDA Holdings Co. Ltd.	4,500	88,497
Koshidaka Holdings Co. Ltd.	6,000	46,423
Kura Sushi Inc.(b)	3,000	66,273
Kyoritsu Maintenance Co. Ltd.	7,560	181,987
Matsuyafoods Holdings Co. Ltd.	1,500	58,520
McDonald's Holdings Co. Japan Ltd.	9,000	381,656
Metaplanet Inc.(a)(b)	34,500	254,743
Monogatari Corp. (The)	3,000	74,401
MOS Food Services Inc.	3,000	76,304
Ohsho Food Service Corp.	4,500	108,763
Resorttrust Inc.	19,500	220,774
Round One Corp.	22,500	172,870
Royal Holdings Co. Ltd.	3,000	52,398
Saizeriya Co. Ltd.	4,500	155,803
Skylark Holdings Co. Ltd.	25,500	563,081
Tokyotokeiba Co. Ltd.	1,500	46,772
Toridoll Holdings Corp.	6,000	172,334
Yoshinoya Holdings Co. Ltd.	7,500	166,888
		4,293,264
Household Durables — 2.4%
Casio Computer Co. Ltd.	21,000	151,665
ES-Con Japan Ltd.	4,500	30,748
Haseko Corp.	27,000	393,240
Iida Group Holdings Co. Ltd.	16,500	231,427
JVCKenwood Corp.	16,500	134,899
Security	Shares	Value
Household Durables (continued)
Nagawa Co. Ltd.	1,500	$63,954
Nikon Corp.	31,500	317,318
Open House Group Co. Ltd.	9,000	388,867
Rinnai Corp.	10,500	261,802
Sangetsu Corp.	6,000	119,368
Sharp Corp./Japan(a)	30,000	153,622
Sumitomo Forestry Co. Ltd.	18,000	522,533
Tama Home Co. Ltd.(b)	1,700	41,957
Tamron Co. Ltd.	4,200	100,452
Token Corp.	600	55,752
Zojirushi Corp.	4,500	42,139
		3,009,743
Household Products — 0.4%
Earth Corp.	1,500	52,235
Lion Corp.	30,000	325,408
Pigeon Corp.	13,500	174,522
		552,165
Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	16,500	277,253
Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	10,500	228,767
Nisshinbo Holdings Inc.	16,500	105,820
Noritsu Koki Co. Ltd.	1,500	46,699
TOKAI Holdings Corp.	10,500	71,847
		453,133
Industrial REITs — 1.6%
CRE Logistics REIT Inc.	60	61,622
GLP J-REIT	525	463,115
Industrial & Infrastructure Fund Investment Corp.	285	233,359
Japan Logistics Fund Inc.	285	181,104
LaSalle Logiport REIT	210	195,779
Mitsubishi Estate Logistics REIT Investment Corp.	180	146,084
Mitsui Fudosan Logistics Park Inc.	360	254,046
Nippon Prologis REIT Inc.	765	408,720
SOSiLA Logistics REIT Inc.	75	57,270
		2,001,099
Insurance — 0.1%
Lifenet Insurance Co.(a)(b)	6,000	85,923
Interactive Media & Services — 0.2%
Kakaku.com Inc.	15,000	255,828
IT Services — 1.6%
Argo Graphics Inc.	1,500	52,636
BIPROGY Inc.	9,000	364,527
Change Holdings Inc.	4,500	37,160
Dentsu Soken Inc.	3,000	141,390
Digital Garage Inc.	3,000	102,334
DTS Corp.	3,000	102,879
Future Corp.	4,500	67,035
GMO internet group Inc.	7,500	182,285
Mitsubishi Research Institute Inc.	1,500	48,119
NS Solutions Corp.	7,500	200,953
NSD Co. Ltd.	7,500	185,238
Sakura Internet Inc.(b)	3,000	72,112
SHIFT Inc.(a)	21,000	242,814
Simplex Holdings Inc.	4,500	116,890
TechMatrix Corp.	4,500	66,136
Zuken Inc.	1,500	53,873
		2,036,381

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products — 1.2%
Mizuno Corp.	6,000	$114,363
Roland Corp.	1,500	35,027
Sankyo Co. Ltd.	21,000	366,262
Sega Sammy Holdings Inc.	18,000	339,513
Tomy Co. Ltd.	9,000	190,731
Tsuburaya Fields Holdings Inc.	4,500	59,724
Yamaha Corp.	42,000	293,139
Yonex Co. Ltd.	6,000	118,578
		1,517,337
Machinery — 8.1%
Aichi Corp.	3,000	28,602
Amada Co. Ltd.	36,000	367,852
CKD Corp.	6,000	95,712
Daiwa Industries Ltd.	3,000	34,377
DMG Mori Co. Ltd.	15,000	320,513
Ebara Corp.	52,500	839,567
Fuji Corp./Aichi	9,000	144,065
Fujitec Co. Ltd.	7,500	298,645
Galilei Co. Ltd.	3,000	63,974
Glory Ltd.	4,500	96,095
Harmonic Drive Systems Inc.	7,500	169,802
Hino Motors Ltd.(a)	32,800	105,999
Hitachi Construction Machinery Co. Ltd.	12,000	364,704
Japan Steel Works Ltd. (The)	7,500	353,759
Kanadevia Corp.	18,000	117,456
Kawasaki Heavy Industries Ltd.	16,500	1,157,057
Kitz Corp.	6,000	48,343
Kurita Water Industries Ltd.	12,000	447,754
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	53,305
Makino Milling Machine Co. Ltd.	3,000	232,512
Max Co. Ltd.	3,000	97,679
Meidensha Corp.	4,500	135,498
METAWATER Co. Ltd.	3,000	44,571
MISUMI Group Inc.	31,500	415,482
Mitsubishi Logisnext Co. Ltd.	3,000	45,394
Mitsuboshi Belting Ltd.	3,000	74,359
Mitsui E&S Co. Ltd.	10,500	170,033
Miura Co. Ltd.	10,500	220,653
Morita Holdings Corp.	3,000	44,060
Nabtesco Corp.	12,000	197,794
Nachi-Fujikoshi Corp.	1,500	31,779
Namura Shipbuilding Co. Ltd.	4,500	65,849
NGK Insulators Ltd.	25,500	317,253
Nitta Corp.	1,500	39,380
Nomura Micro Science Co. Ltd.	3,400	50,259
Noritake Co. Ltd.	1,500	38,694
NSK Ltd.	42,000	188,861
NTN Corp.	51,000	76,366
Obara Group Inc.	1,500	36,463
Oiles Corp.	1,596	23,158
OKUMA Corp.	4,500	113,443
Organo Corp.	3,000	160,369
OSG Corp.	7,500	85,814
Shibaura Machine Co. Ltd.	3,000	69,598
Shibuya Corp.	1,500	34,500
Shinmaywa Industries Ltd.	6,000	58,570
Star Micronics Co. Ltd.	3,000	35,318
Sumitomo Heavy Industries Ltd.	12,000	250,946
Tadano Ltd.	10,500	71,468
Takeuchi Manufacturing Co. Ltd.	4,500	145,016
Takuma Co. Ltd.	7,500	105,613
THK Co. Ltd.	13,500	368,092
Security	Shares	Value
Machinery (continued)
Tocalo Co. Ltd.	6,000	$74,268
Tsubakimoto Chain Co.	7,500	94,565
Tsugami Corp.	4,500	58,069
Tsurumi Manufacturing Co. Ltd.	1,500	37,704
Union Tool Co.	1,500	46,155
Yamabiko Corp.	3,000	43,808
Yaskawa Electric Corp.	25,500	599,974
		10,106,968
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	7,500	51,297
NS United Kaiun Kaisha Ltd.	1,500	39,660
		90,957
Media — 1.2%
CyberAgent Inc.	48,000	485,802
Fuji Media Holdings Inc.	4,500	89,378
Hakuhodo DY Holdings Inc.	24,000	188,158
Kadokawa Corp.	10,516	259,783
Nippon Television Holdings Inc.	6,000	135,782
Septeni Holdings Co. Ltd.(b)	9,000	23,905
SKY Perfect JSAT Holdings Inc.	18,000	156,704
TBS Holdings Inc.	4,500	144,043
TV Asahi Holdings Corp.	3,000	54,225
		1,537,780
Metals & Mining — 1.8%
ARE Holdings Inc.	9,000	112,090
Daido Steel Co. Ltd.	15,000	101,352
Dowa Holdings Co. Ltd.	6,000	189,758
Kobe Steel Ltd.	42,000	483,925
Kyoei Steel Ltd.	1,500	20,203
Maruichi Steel Tube Ltd.	7,500	180,168
Mitsubishi Materials Corp.	13,500	209,953
Mitsui Mining & Smelting Co. Ltd.	6,000	204,639
Nippon Light Metal Holdings Co. Ltd.	6,000	67,274
Nittetsu Mining Co. Ltd.	1,500	72,615
Osaka Steel Co. Ltd.	1,500	26,249
Tokyo Steel Manufacturing Co. Ltd.	6,000	64,010
UACJ Corp.	4,514	152,605
Yamato Kogyo Co. Ltd.	4,500	266,264
Yodogawa Steel Works Ltd.	3,000	115,549
		2,266,654
Office REITs — 1.4%
Daiwa Office Investment Corp.	52	108,916
Global One Real Estate Investment Corp.	120	103,688
Ichigo Office REIT Investment Corp.	120	71,756
Japan Excellent Inc.	135	122,519
Japan Prime Realty Investment Corp.	90	224,552
Japan Real Estate Investment Corp.	720	584,583
Mori Hills REIT Investment Corp.	165	149,591
Orix JREIT Inc.	300	372,887
		1,738,492
Oil, Gas & Consumable Fuels — 0.6%
Cosmo Energy Holdings Co. Ltd.	6,000	253,075
Itochu Enex Co. Ltd.	6,000	70,165
Iwatani Corp.	21,000	216,445
Japan Petroleum Exploration Co. Ltd.	16,500	114,301
Mitsuuroko Group Holdings Co. Ltd.	3,000	39,942
San-Ai Obbli Co. Ltd.	6,000	72,260
		766,188
Paper & Forest Products — 0.5%
Daio Paper Corp.	9,000	51,881

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products (continued)
Hokuetsu Corp.(b)	12,000	$83,931
Nippon Paper Industries Co. Ltd.	10,500	77,603
Oji Holdings Corp.	91,500	434,051
		647,466
Personal Care Products — 0.7%
Kobayashi Pharmaceutical Co. Ltd.	6,000	219,275
Kose Corp.	3,000	120,057
Milbon Co. Ltd.	3,000	52,018
Noevir Holdings Co. Ltd.	1,500	44,599
Pola Orbis Holdings Inc.	10,500	99,915
Rohto Pharmaceutical Co. Ltd.	21,000	295,933
		831,797
Pharmaceuticals — 1.3%
Hisamitsu Pharmaceutical Co. Inc.	6,000	171,116
Kaken Pharmaceutical Co. Ltd.	3,000	79,914
Kissei Pharmaceutical Co. Ltd.	3,000	89,245
Kyorin Pharmaceutical Co. Ltd.	4,500	47,007
Mochida Pharmaceutical Co. Ltd.	3,000	62,192
Nippon Shinyaku Co. Ltd.	6,000	148,116
Nxera Pharma Co. Ltd.(a)(b)	9,000	56,683
Santen Pharmaceutical Co. Ltd.	36,000	400,471
Sawai Group Holdings Co. Ltd.	12,000	148,819
Sumitomo Pharma Co. Ltd.(a)	19,500	102,331
Torii Pharmaceutical Co. Ltd.	1,500	65,946
Towa Pharmaceutical Co. Ltd.	3,000	63,556
Tsumura & Co.	6,000	142,282
ZERIA Pharmaceutical Co. Ltd.	3,000	45,289
		1,622,967
Professional Services — 2.2%
BayCurrent Inc.	15,000	797,202
Bell System24 Holdings Inc.	3,000	25,951
Dip Corp.	3,000	46,563
en Japan Inc.	3,000	35,762
Funai Soken Holdings Inc.	4,500	74,095
Infomart Corp.	22,500	64,889
Insource Co. Ltd.	6,000	41,807
JAC Recruitment Co. Ltd.	7,500	47,310
MEITEC Group Holdings Inc.	7,500	167,608
Nomura Co. Ltd.	9,000	54,311
Open Up Group Inc.	6,016	75,854
Pasona Group Inc.	3,000	47,378
Persol Holdings Co. Ltd.	195,000	364,149
SMS Co. Ltd.	7,500	74,821
Synspective Inc., NVS	2,100	22,042
TechnoPro Holdings Inc.	12,000	325,677
Timee Inc.(a)(b)	4,500	54,784
TKC Corp.	3,000	88,335
Transcosmos Inc.	3,000	69,873
UT Group Co. Ltd.	3,000	52,207
Visional Inc.(a)	3,000	188,148
		2,718,766
Real Estate Management & Development — 1.8%
Aeon Mall Co. Ltd.	12,000	238,918
Goldcrest Co. Ltd.	1,500	36,707
Heiwa Real Estate Co. Ltd.	1,500	46,325
Ichigo Inc.	25,500	67,218
Kasumigaseki Capital Co. Ltd.(b)	900	84,049
Katitas Co. Ltd.	6,000	91,539
Keihanshin Building Co. Ltd.	3,000	31,205
Leopalace21 Corp.	18,000	80,941
Nomura Real Estate Holdings Inc.	63,000	368,904
Security	Shares	Value
Real Estate Management & Development (continued)
Relo Group Inc.	10,500	$125,199
Starts Corp. Inc.	3,000	88,067
Sun Frontier Fudousan Co. Ltd.	3,000	42,978
Tokyo Tatemono Co. Ltd.	21,000	371,945
Tokyu Fudosan Holdings Corp.	66,000	480,876
Tosei Corp.	3,000	52,567
		2,207,438
Residential REITs — 0.7%
Advance Residence Investment Corp.	315	323,647
Comforia Residential REIT Inc.	79	155,386
Daiwa Securities Living Investments Corp.	210	137,197
Nippon Accommodations Fund Inc.	300	239,422
Samty Residential Investment Corp.	45	28,794
		884,446
Retail REITs — 0.8%
AEON REIT Investment Corp.	195	169,410
Frontier Real Estate Investment Corp.	300	171,734
Fukuoka REIT Corp.	75	85,516
Japan Metropolitan Fund Invest	810	554,499
		981,159
Semiconductors & Semiconductor Equipment — 2.2%
Ferrotec Holdings Corp.	4,500	82,402
Japan Material Co. Ltd.	7,500	76,554
Kokusai Electric Corp., NVS	18,000	370,489
Megachips Corp.	1,500	50,607
Micronics Japan Co. Ltd.	3,000	75,133
Mitsui High-Tec Inc.	10,500	52,565
Optorun Co. Ltd.	3,000	31,269
Rohm Co. Ltd.	39,000	422,155
Rorze Corp.	10,500	119,417
RS Technologies Co. Ltd.	1,500	30,433
Sanken Electric Co. Ltd.(a)(b)	3,000	156,485
Shibaura Mechatronics Corp.	1,500	84,212
Socionext Inc.	19,500	286,185
SUMCO Corp.	39,000	263,614
Tokyo Seimitsu Co. Ltd.	4,500	249,545
Towa Corp.(b)	7,500	79,525
Tri Chemical Laboratories Inc.	3,000	58,761
Ulvac Inc.	6,000	207,402
		2,696,753
Software — 1.0%
Appier Group Inc.	7,500	80,421
Cybozu Inc.	3,000	65,343
Digital Arts Inc.	1,500	75,523
Freee KK(a)(b)	4,500	112,757
Justsystems Corp.	3,000	71,526
Money Forward Inc.(a)(b)	4,500	142,532
OBIC Business Consultants Co. Ltd.	3,000	170,985
PKSHA Technology Inc.(a)(b)	1,500	34,460
Plus Alpha Consulting Co. Ltd.	3,000	42,714
Rakus Co. Ltd.	10,500	162,083
Sansan Inc.(a)	7,500	104,446
Systena Corp.	28,500	78,481
WingArc1st Inc.	3,000	78,616
		1,219,887
Specialty Retail — 2.3%
ABC-Mart Inc.	10,500	204,781
Adastria Co. Ltd.	3,000	58,253
Alpen Co. Ltd.	1,500	24,313
AOKI Holdings Inc.	4,500	46,918
Aoyama Trading Co. Ltd.	4,500	68,015

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Arclands Corp.	6,079	$72,081
Autobacs Seven Co. Ltd.	7,500	75,304
Bic Camera Inc.	10,500	109,218
DCM Holdings Co. Ltd.	10,500	95,752
EDION Corp.	9,000	119,041
IDOM Inc.	6,000	42,532
JINS Holdings Inc.	1,500	88,404
Joyful Honda Co. Ltd.	6,000	85,485
Kohnan Shoji Co. Ltd.	1,500	38,647
Komeri Co. Ltd.	3,000	59,931
K's Holdings Corp.	13,500	129,874
Nextage Co. Ltd.	4,500	51,468
Nishimatsuya Chain Co. Ltd.	4,500	65,279
Nojima Corp.	7,500	143,084
PAL GROUP Holdings Co. Ltd.	4,500	110,592
Shimamura Co. Ltd.	4,500	311,841
USS Co. Ltd.	46,500	503,831
Workman Co. Ltd.	3,000	114,681
Yamada Holdings Co. Ltd.	60,000	180,229
Yellow Hat Ltd.	7,500	78,803
		2,878,357
Technology Hardware, Storage & Peripherals — 1.1%
Brother Industries Ltd.	25,500	435,190
Eizo Corp.	3,000	43,008
Elecom Co. Ltd.	4,500	53,269
Konica Minolta Inc.(a)	51,000	155,622
MCJ Co. Ltd.	7,500	68,553
Riso Kagaku Corp.	4,500	35,046
Seiko Epson Corp.	33,000	426,971
Sun Corp.	1,500	60,901
Toshiba TEC Corp.	3,000	61,398
Wacom Co. Ltd.	13,500	60,037
		1,399,995
Textiles, Apparel & Luxury Goods — 0.5%
Goldwin Inc.	3,000	171,824
Gunze Ltd.	3,000	70,307
Japan Wool Textile Co. Ltd. (The)	4,500	46,621
Onward Holdings Co. Ltd.	12,000	46,738
Seiko Group Corp.	3,000	84,690
Wacoal Holdings Corp.	4,500	154,134
		574,314
Trading Companies & Distributors — 1.5%
Hanwa Co. Ltd.	4,500	163,303
Inaba Denki Sangyo Co. Ltd.	6,000	161,187
Inabata & Co. Ltd.	4,500	98,857
Japan Pulp & Paper Co. Ltd.	10,500	43,243
Kanamoto Co. Ltd.	3,000	68,545
Kanematsu Corp.	9,000	170,155
Nagase & Co. Ltd.	9,000	170,912
Nichiden Corp.	1,500	28,444
Nishio Holdings Co. Ltd.	1,500	41,073
Security	Shares	Value
Trading Companies & Distributors (continued)
Senshu Electric Co. Ltd.	1,500	$49,550
Sojitz Corp.	25,500	628,931
Totech Corp.	3,000	60,804
Trusco Nakayama Corp.	4,500	63,769
Wakita & Co. Ltd.	3,000	36,318
Yamazen Corp.	6,000	54,589
Yuasa Trading Co. Ltd.	1,500	46,945
		1,886,625
Transportation Infrastructure — 0.7%
Japan Airport Terminal Co. Ltd.	7,500	232,348
Kamigumi Co. Ltd.	9,000	249,183
Mitsubishi Logistics Corp.	28,500	230,261
Sumitomo Warehouse Co. Ltd. (The)	6,000	124,711
		836,503
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	3,000	99,146
Total Common Stocks — 98.6% (Cost: $122,902,118)		122,516,878
Preferred Stocks
Beverages — 0.0%
Ito En Ltd., 0.00%	3,000	36,777
Total Preferred Stocks — 0.0% (Cost: $37,306)		36,777
Total Long-Term Investments — 98.6% (Cost: $122,939,424)		122,553,655
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	1,873,125	1,873,875
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	40,000	40,000
Total Short-Term Securities — 1.5% (Cost: $1,913,845)		1,913,875
Total Investments — 100.1% (Cost: $124,853,269)		124,467,530
Liabilities in Excess of Other Assets — (0.1)%		(165,482)
Net Assets — 100.0%		$124,302,048

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,191,320	$—	$(1,317,140)(a)	$302	$(607)	$1,873,875	1,873,125	$38,140 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	0 (a)	—	—	—	40,000	40,000	1,162	—
				$302	$(607)	$1,913,875		$39,302	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	79	06/12/25	$1,526	$63,920
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$75,972	$122,440,906	$—	$122,516,878
Preferred Stocks	—	36,777	—	36,777

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Japan Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,913,875	$—	$—	$1,913,875
	$1,989,847	$122,477,683	$—	$124,467,530
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$63,920	$—	$63,920

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust